Financial Liabilities at FVTPL - Summary Of Financial Liabilities At FVTPL (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	₩ 6,356,934	$ 4,400,633	₩ 9,896,597
Financial liabilities at fair value through profit or loss measured at fair value
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	467,501		547,816
Financial instruments at fair value through profit or loss
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	5,889,433		9,348,781
Financial instruments at fair value through profit or loss | Gold banking liabilities
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	263,251		74,205
Financial instruments at fair value through profit or loss | Securities sold
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	496,518		182,478
Financial instruments at fair value through profit or loss | Derivative liabilities
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	₩ 5,129,664		₩ 9,092,098